23. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 11) ₽ in Thousands, ₺ in Thousands, € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Number	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2020 EUR (€) Number	Dec. 31, 2020 JPY (¥) Number	Dec. 31, 2020 RUB (₽) Number	Dec. 31, 2020 TRY (₺) Number
Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	770	770
Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	184	184
Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	1,199	1,199
Net effect on operating results
NDF [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	475	475
NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	(24,181)	(24,181)
NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	430	430
United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	5.1967		5.1967	5.1967	5.1967	5.1967
Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	6.3935		6.3935	6.3935	6.3935	6.3935
Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0503		0.0503	0.0503	0.0503	0.0503
Russia, Rubles
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0698		0.0698	0.0698	0.0698	0.0698
Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.7061		0.7061	0.7061	0.7061	0.7061
- 50% [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	238	238
- 50% [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	215	215
Net effect on operating results		R$ 828
- 50% [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	92	92
Net effect on operating results
- 50% [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	600	600
Net effect on operating results		R$ (847)
- 50% [member] | Collar [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(3,267)
- 50% [member] | Collar [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(1,775)
- 50% [member] | Collar [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		5,143
- 50% [member] | Cost Of Sales [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(18,132)
- 50% [member] | Cost Of Sales [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		52,458
- 50% [member] | Cost Of Sales [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		17,020
- 50% [member] | Cost Of Sales [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(108,892)
- 50% [member] | Cost Of Sales [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(5,990)
- 50% [member] | NDF [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		18,132
- 50% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(48,363)
- 50% [member] | NDF [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(14,714)
- 50% [member] | NDF [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		R$ 108,892
- 50% [member] | United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	2.5984		2.5984	2.5984	2.5984	2.5984
Monetary Assets and Liabilities | $	$ 2,891,741
Derivative Instruments - Not designated | $	(2,678,513)
Net effect | $	213,228
Net effect on operating results | $	(21,553)
- 50% [member] | United States of America, Dollars | Revenue in USD [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(1,881,018)
- 50% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	704,153
- 50% [member] | United States of America, Dollars | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	581,264
- 50% [member] | United States of America, Dollars | Loans - Designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	574,048
- 50% [member] | United States of America, Dollars | Cost Of Sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(530,044)
- 50% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	$ 530,044
- 50% [member] | Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	3.1968		3.1968	3.1968	3.1968	3.1968
Monetary Assets and Liabilities | €			€ 684,591
Derivative Instruments - Not designated | €			(736,988)
Net effect | €			€ (52,397)
- 50% [member] | Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0252		0.0252	0.0252	0.0252	0.0252
Monetary Assets and Liabilities | ¥				¥ (77,886)
Derivative Instruments - Not designated | ¥				62,925
Net effect | ¥				¥ (14,961)
- 50% [member] | Russia, Rubles
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0349		0.0349	0.0349	0.0349	0.0349
Monetary Assets and Liabilities | ₽					₽ (65,717)
Derivative Instruments - Not designated | ₽					66,348
Net effect | ₽					₽ 631
- 50% [member] | Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.3531		0.3531	0.3531	0.3531	0.3531
Monetary Assets and Liabilities | ₺						₺ 51,616
Derivative Instruments - Not designated | ₺						(141,926)
Net effect | ₺						₺ (90,310)
- 25% [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	356	356
- 25% [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	322	322
Net effect on operating results		R$ 922
- 25% [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	138	138
Net effect on operating results
- 25% [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	899	899
Net effect on operating results		R$ (847)
- 25% [member] | Collar [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(1,126)
- 25% [member] | Collar [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(488)
- 25% [member] | Collar [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		2,148
- 25% [member] | Cost Of Sales [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(9,066)
- 25% [member] | Cost Of Sales [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		26,229
- 25% [member] | Cost Of Sales [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		8,510
- 25% [member] | Cost Of Sales [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(54,446)
- 25% [member] | Cost Of Sales [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(2,995)
- 25% [member] | NDF [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		9,066
- 25% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(24,181)
- 25% [member] | NDF [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(7,357)
- 25% [member] | NDF [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		R$ 54,446
- 25% [member] | United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	3.8975		3.8975	3.8975	3.8975	3.8975
Monetary Assets and Liabilities | $	$ 1,445,871
Derivative Instruments - Not designated | $	(1,339,257)
Net effect | $	106,614
Net effect on operating results | $	(21,553)
- 25% [member] | United States of America, Dollars | Revenue in USD [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(940,509)
- 25% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	352,076
- 25% [member] | United States of America, Dollars | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	279,855
- 25% [member] | United States of America, Dollars | Loans - Designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	287,025
- 25% [member] | United States of America, Dollars | Cost Of Sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(265,022)
- 25% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	$ 265,022
- 25% [member] | Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	4.7951		4.7951	4.7951	4.7951	4.7951
Monetary Assets and Liabilities | €			€ 342,295
Derivative Instruments - Not designated | €			(368,494)
Net effect | €			€ (26,199)
- 25% [member] | Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0377		0.0377	0.0377	0.0377	0.0377
Monetary Assets and Liabilities | ¥				¥ (38,943)
Derivative Instruments - Not designated | ¥				31,463
Net effect | ¥				¥ (7,480)
- 25% [member] | Russia, Rubles
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0524		0.0524	0.0524	0.0524	0.0524
Monetary Assets and Liabilities | ₽					₽ (32,858)
Derivative Instruments - Not designated | ₽					33,174
Net effect | ₽					₽ 316
- 25% [member] | Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.5296		0.5296	0.5296	0.5296	0.5296
Monetary Assets and Liabilities | ₺						₺ 25,808
Derivative Instruments - Not designated | ₺						(70,963)
Net effect | ₺						₺ (45,155)
- 10% [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	428	428
- 10% [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	387	387
Net effect on operating results		R$ 722
- 10% [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	165	165
Net effect on operating results
- 10% [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	1,079	1,079
Net effect on operating results		R$ (1,198)
- 10% [member] | Collar [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(97)
- 10% [member] | Cost Of Sales [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(3,626)
- 10% [member] | Cost Of Sales [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		10,492
- 10% [member] | Cost Of Sales [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		3,404
- 10% [member] | Cost Of Sales [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(21,778)
- 10% [member] | Cost Of Sales [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(1,198)
- 10% [member] | NDF [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		3,626
- 10% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(9,673)
- 10% [member] | NDF [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(2,943)
- 10% [member] | NDF [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		R$ 21,778
- 10% [member] | United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	4.677		4.677	4.677	4.677	4.677
Monetary Assets and Liabilities | $	$ 578,348
Derivative Instruments - Not designated | $	(535,703)
Net effect | $	42,645
Net effect on operating results | $	(6,544)
- 10% [member] | United States of America, Dollars | Revenue in USD [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(376,204)
- 10% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	140,831
- 10% [member] | United States of America, Dollars | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	114,019
- 10% [member] | United States of America, Dollars | Loans - Designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	114,810
- 10% [member] | United States of America, Dollars | Cost Of Sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(106,009)
- 10% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	$ 106,009
- 10% [member] | Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	5.7542		5.7542	5.7542	5.7542	5.7542
Monetary Assets and Liabilities | €			€ 136,918
Derivative Instruments - Not designated | €			(147,398)
Net effect | €			€ (10,480)
- 10% [member] | Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0453		0.0453	0.0453	0.0453	0.0453
Monetary Assets and Liabilities | ¥				¥ (15,577)
Derivative Instruments - Not designated | ¥				12,585
Net effect | ¥				¥ (2,992)
- 10% [member] | Russia, Rubles
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0628		0.0628	0.0628	0.0628	0.0628
Monetary Assets and Liabilities | ₽					₽ (13,143)
Derivative Instruments - Not designated | ₽					13,270
Net effect | ₽					₽ 127
- 10% [member] | Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.6355		0.6355	0.6355	0.6355	0.6355
Monetary Assets and Liabilities | ₺						₺ 10,323
Derivative Instruments - Not designated | ₺						(28,385)
Net effect | ₺						₺ (18,062)
+ 10% [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	523	523
+ 10% [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	847	847
Net effect on operating results		R$ (11)
+ 10% [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	202	202
Net effect on operating results
+ 10% [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	1,319	1,319
Net effect on operating results
+ 10% [member] | Collar [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		753
+ 10% [member] | Collar [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		450
+ 10% [member] | Collar [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(1,198)
+ 10% [member] | Cost Of Sales [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		3,626
+ 10% [member] | Cost Of Sales [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(10,492)
+ 10% [member] | Cost Of Sales [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(3,404)
+ 10% [member] | Cost Of Sales [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		21,778
+ 10% [member] | Cost Of Sales [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		1,198
+ 10% [member] | NDF [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(3,626)
+ 10% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		9,673
+ 10% [member] | NDF [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		2,943
+ 10% [member] | NDF [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		R$ (21,778)
+ 10% [member] | United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	5.7164		5.7164	5.7164	5.7164	5.7164
Monetary Assets and Liabilities | $	$ (578,348)
Derivative Instruments - Not designated | $	535,703
Net effect | $	(42,645)
Net effect on operating results | $	26,280
+ 10% [member] | United States of America, Dollars | Revenue in USD [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	376,204
+ 10% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(140,831)
+ 10% [member] | United States of America, Dollars | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(94,283)
+ 10% [member] | United States of America, Dollars | Loans - Designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(114,810)
+ 10% [member] | United States of America, Dollars | Cost Of Sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	106,009
+ 10% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	$ (106,009)
+ 10% [member] | Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	7.0329		7.0329	7.0329	7.0329	7.0329
Monetary Assets and Liabilities | €			€ (136,918)
Derivative Instruments - Not designated | €			147,398
Net effect | €			€ 10,480
+ 10% [member] | Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0553		0.0553	0.0553	0.0553	0.0553
Monetary Assets and Liabilities | ¥				¥ 15,577
Derivative Instruments - Not designated | ¥				(12,585)
Net effect | ¥				¥ 2,992
+ 10% [member] | Russia, Rubles
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0768		0.0768	0.0768	0.0768	0.0768
Monetary Assets and Liabilities | ₽					₽ 13,143
Derivative Instruments - Not designated | ₽					(13,270)
Net effect | ₽					₽ 127
+ 10% [member] | Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.7767		0.7767	0.7767	0.7767	0.7767
Monetary Assets and Liabilities | ₺						₺ (10,323)
Derivative Instruments - Not designated | ₺						28,385
Net effect | ₺						₺ 18,062
+ 25% [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	594	594
+ 25% [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	963	963
Net effect on operating results		R$ 69
+ 25% [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	230	230
Net effect on operating results
+ 25% [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	1,499	1,499
Net effect on operating results
+ 25% [member] | Collar [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		2,038
+ 25% [member] | Collar [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		1,222
+ 25% [member] | Collar [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(2,995)
+ 25% [member] | Cost Of Sales [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		9,066
+ 25% [member] | Cost Of Sales [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(26,229)
+ 25% [member] | Cost Of Sales [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(8,510)
+ 25% [member] | Cost Of Sales [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		54,446
+ 25% [member] | Cost Of Sales [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		2,995
+ 25% [member] | NDF [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(9,066)
+ 25% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		24,181
+ 25% [member] | NDF [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		7,357
+ 25% [member] | NDF [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		R$ (54,446)
+ 25% [member] | United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	6.4959		6.4959	6.4959	6.4959	6.4959
Monetary Assets and Liabilities | $	$ (1,445,871)
Derivative Instruments - Not designated | $	1,339,257
Net effect | $	106,614
Net effect on operating results | $	41,105
+ 25% [member] | United States of America, Dollars | Revenue in USD [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	940,509
+ 25% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(352,076)
+ 25% [member] | United States of America, Dollars | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(260,303)
+ 25% [member] | United States of America, Dollars | Loans - Designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(287,025)
+ 25% [member] | United States of America, Dollars | Cost Of Sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	265,022
+ 25% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	$ (265,022)
+ 25% [member] | Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	7.9919		7.9919	7.9919	7.9919	7.9919
Monetary Assets and Liabilities | €			€ (342,295)
Derivative Instruments - Not designated | €			368,494
Net effect | €			€ 26,199
+ 25% [member] | Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0629		0.0629	0.0629	0.0629	0.0629
Monetary Assets and Liabilities | ¥				¥ 38,943
Derivative Instruments - Not designated | ¥				(31,463)
Net effect | ¥				¥ 7,480
+ 25% [member] | Russia, Rubles
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0873		0.0873	0.0873	0.0873	0.0873
Monetary Assets and Liabilities | ₽					₽ 32,858
Derivative Instruments - Not designated | ₽					(33,174)
Net effect | ₽					₽ 316
+ 25% [member] | Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.8826		0.8826	0.8826	0.8826	0.8826
Monetary Assets and Liabilities | ₺						₺ (25,808)
Derivative Instruments - Not designated | ₺						70,963
Net effect | ₺						₺ 45,155
+ 50% [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	713	713
+ 50% [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	1,156	1,156
Net effect on operating results		R$ 203
+ 50% [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	276	276
Net effect on operating results
+ 50% [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	1,799	1,799
+ 50% [member] | Collar [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		R$ 4,180
+ 50% [member] | Collar [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		2,509
+ 50% [member] | Collar [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(5,990)
+ 50% [member] | Cost Of Sales [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		18,132
+ 50% [member] | Cost Of Sales [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(52,458)
+ 50% [member] | Cost Of Sales [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(17,020)
+ 50% [member] | Cost Of Sales [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		108,892
+ 50% [member] | Cost Of Sales [member] | Corn - B3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		5,990
+ 50% [member] | NDF [member] | Soy Grain - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		(18,132)
+ 50% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		48,363
+ 50% [member] | NDF [member] | Soybean Oil - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		14,714
+ 50% [member] | NDF [member] | Corn - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results		R$ (108,892)
+ 50% [member] | United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	7.7951		7.7951	7.7951	7.7951	7.7951
Monetary Assets and Liabilities | $	$ (2,891,741)
Derivative Instruments - Not designated | $	2,678,513
Net effect | $	213,228
Net effect on operating results | $	41,105
+ 50% [member] | United States of America, Dollars | Revenue in USD [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	1,881,018
+ 50% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(704,153)
+ 50% [member] | United States of America, Dollars | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(561,712)
+ 50% [member] | United States of America, Dollars | Loans - Designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	(574,048)
+ 50% [member] | United States of America, Dollars | Cost Of Sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	530,044
+ 50% [member] | United States of America, Dollars | NDF [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results | $	$ (530,044)
+ 50% [member] | Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	9.5903		9.5903	9.5903	9.5903	9.5903
Monetary Assets and Liabilities | €			€ (684,591)
Derivative Instruments - Not designated | €			736,988
Net effect | €			€ 52,397
+ 50% [member] | Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0755		0.0755	0.0755	0.0755	0.0755
Monetary Assets and Liabilities | ¥				¥ 77,886
Derivative Instruments - Not designated | ¥				(62,925)
Net effect | ¥				¥ 14,961
+ 50% [member] | Russia, Rubles
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.1047		0.1047	0.1047	0.1047	0.1047
Monetary Assets and Liabilities | ₽					₽ 65,717
Derivative Instruments - Not designated | ₽					(66,348)
Net effect | ₽					₽ 631
+ 50% [member] | Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	1.0592		1.0592	1.0592	1.0592	1.0592
Monetary Assets and Liabilities | ₺						₺ (51,616)
Derivative Instruments - Not designated | ₺						141,926
Net effect | ₺						₺ 90,310
- 10% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	473	473
- 10% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	(66)	(66)
+ 25% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	537	537
+ 25% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	(10)	(10)
+ 50% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	645	645
+ 50% [member] | NDF [member] | Soybean Meal - CBOT [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	85	85